Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 24, 2015
Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
CIK	dei_EntityCentralIndexKey	0001545440
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Dec. 24, 2015
Effective Date	dei_DocumentEffectiveDate	Dec. 28, 2015
Prospectus Date	rr_ProspectusDate	Dec. 28, 2015
Castlemaine Emerging Markets Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Castlemaine Emerging Markets Opportunities Fund Summary
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Castlemaine Emerging Markets Opportunities Fund (the “Fund”) seeks to provide high total return, consisting of income and capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate. Due to its investment strategy, the Fund expects to have a high turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (including borrowings for investment purposes) in securities and other investments that are related to companies or governments economically tied to emerging markets. For purposes of the Fund, an emerging market is a country that is included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index or is considered by the Adviser to have an economy and financial system comparable to countries included in the MSCI Emerging Markets Index.

The Fund invests in long and short positions in securities, including common and preferred stock, depositary receipts such as American Depositary Receipts (“ADRs”), exchange-traded funds (“ETFs”), and warrants. These investments may be denominated in U.S. or foreign currencies and the Fund may focus, from time to time, on a particular country or geographic region, which may change over time. The Fund will also invest in foreign currency forward contracts (“forwards”) for both hedging and speculative purposes. The Fund’s investments may be traded over-the-counter or on an exchange, and it may invest in issuers of any size. The Fund’s strategies rely on leverage, with most of the Fund’s leverage exposure coming from short positions and forwards.

The Adviser allocates the Fund’s assets among different asset classes and markets using a top-down risk-allocation approach to portfolio construction. The Fund’s asset allocation is derived from the Adviser’s view on global macroeconomic factors such as central bank interest rate policies, economic growth, equity market risk factors, and political risks. The Adviser uses these factors to determine overall gross and net exposure to various assets and markets. To narrow down its investment opportunity set, the Adviser seeks to quantify the relative attractiveness of a particular investment versus the risk, timeframe, and potential payoff. The Adviser identifies securities of issuers whose financial positions, as measured by cash flows, margins, or revenue, look favorable or unfavorable given the current market risks. The Adviser generally takes long positions in companies and sectors that are increasing cash flow, improving operating margins, and/or growing top-line revenues, while taking short positions in those companies and sectors exhibiting a negative trend in the aforementioned fundamental factors. During growth periods, the Adviser focuses more on issuers that are growing cash flows, margins, and revenue, but during periods of market corrections, the Adviser takes a more defensive approach to protect principal and therefore may focus on the issuer’s quality or financial stability. The strategy is multi-asset and multi-disciplinary meaning the Fund may at times focus its investments in equities and, at other times, in debt securities.

The Fund may sell investments to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund’s portfolio.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Asset Allocation Risk. The Fund invests in a broad array of asset classes and may allocate assets to underperforming asset classes. For example, the Fund may be overweight in a certain asset class when that asset class’ market is falling and the markets for other asset classes are rising.

Derivatives Risk. The use of derivative instruments (e.g., forwards) requires special skills and knowledge of investment techniques that are different from those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. Derivative instruments may be difficult to value and subject to wide swings in valuation caused by changes in the value of the underlying asset. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return. In addition, the Fund’s use of derivatives creates economic leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

• Counterparty Risk. The Fund’s investment in derivatives involves the risks that the counterparty will default on its obligation to pay the Fund.

• Forwards Risk. Forwards are agreements to buy or sell a specific currency at a future date and at a price set in the future. Forwards are a type of derivative instrument that are individually negotiated and privately traded. Although forwards may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on forwards may substantially exceed the amount invested in these instruments.

Equity Securities Risk. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

• Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

• Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be because the supply and demand in the market for ETF shares is not always identical to the supply and demand for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. Certain securities comprising the indices tracked by the ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Foreign Investments Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign markets can be volatile. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks such as differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

• Currency Risk. The value of the Fund’s foreign investments, as measured in U.S. dollars, is affected by changes in currency exchange rates and exchange control regulations. As a result, the Fund’s exposure to foreign currencies may reduce its returns. Trading of foreign currencies also includes the risk of clearing and settling trades, which, if prices are volatile, may be difficult.

• Depositary Receipts Risk. Depositary Receipts, including ADRs, are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

• Emerging Markets Risk. Investments in emerging markets involve all of the risks of foreign investments (see below), and have additional risks. The markets of developing countries are generally more volatile than the markets of developed countries. Many emerging markets companies are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems.

High Portfolio Turnover Risk. To the extent that the Fund makes investments on a shorter-term basis (including in derivative instruments and instruments with a maturity of one year or less at the time of acquisition), the Fund will likely trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Leverage Risk. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis, or purchasing derivative instruments, the Fund has the risk of magnified capital losses from losses affecting the underlying asset. Leverage may involve the creation of a liability that requires the Fund to pay interest. As a result of these risks, the NAV of the Fund employing leverage will be more volatile and sensitive to market movements.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell at their fair value. Investments in derivatives, foreign investments, restricted securities, and small- and mid-cap securities tend to involve greater liquidity risk.

Market Risk. The market value of the securities and derivatives in the Fund’s portfolio may fluctuate resulting from factors affecting an individual company, a market sector, or other factors such as changing economic, political, or overall financial market conditions. Moreover, changing economic, political, or overall financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in such country or geographic region.

New Fund and Manager Risk. The Fund is new and has no operating history. In addition, although the Adviser has experience managing other investment vehicles with similar strategies, it has no experience managing a mutual fund prior to the Fund. Accordingly, investors in the Fund bear the risk that the Adviser may not be successful in implementing the Fund’s investment strategy or growing the Fund to an economically viable size.

Preferred Stock and Warrants Risks. In addition to equity risk, preferred stocks are subject to risks similar to debt securities, such as interest rate and credit risk. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Regional or Country Focus Risk. To the extent that the Fund focuses its investments in a particular region or country, events negatively affecting such region or country are likely to have a greater impact on the Fund and can cause the value of the Fund’s shares to decrease more drastically than a fund that is more geographically diversified.

Short Sales Risk. Short sales in securities that the Fund does not own expose it to the risks associated with those securities, and, therefore, such positions are speculative. The Fund may incur a loss because of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. Short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment.

Strategy Risk. The value of the Fund’s portfolio depends on the judgment of the Adviser about the quality, relative yield, value, or market trends affecting a particular security, industry, sector, country, or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in meeting the Fund’s investment objective or increasing the value of the Fund’s shares.

Tax Risk. The Fund’s investments and investment strategies, including transactions in derivatives, may be subject to special and complex federal income tax provisions, the effect of which may limit the allowance of or convert the classification of certain losses or deductions; accelerate income to the Fund; subject the Fund to higher tax rates; or change the classification of the Fund’s income. In addition, it is possible that some or a substantial portion of the gains distributed may be categorized as short-term capital gains, which are subject to higher tax rates and long-term capital gains.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-594-0006.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a full calendar year of performance to report.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-594-0006
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Castlemaine Emerging Markets Opportunities Fund | Castlemaine Emerging Markets Opportunities Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNEMX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.24%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend expense on securities sold short	rr_Component1OtherExpensesOverAssets	0.68%	[1]
Brokerage expenses on securities sold short	rr_Component2OtherExpensesOverAssets	0.15%	[1]
Other operating expenses	rr_Component3OtherExpensesOverAssets	11.15%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	11.98%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.27%
Less Management Fee Reductions and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(10.90%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and Expense Reimbursements	rr_NetExpensesOverAssets	2.37%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 240
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 739
Castlemaine Event Driven Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Castlemaine Event Driven Fund Summary
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Castlemaine Event Driven Fund (the “Fund”) seeks capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate. Due to its investment strategy, the Fund expects to have a high turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective through an event-driven strategy that primarily invests in long and short positions of equity securities, including exchange-traded funds (“ETFs”), preferred stock, warrants, and options on these securities, depositary receipts such as American Depositary Receipts (“ADRs”), and derivatives such as futures and options on futures. These investments may be traded over-the-counter or on an exchange. The Fund may invest in issuers of any size, and in U.S. and foreign issuers (i.e., issuers that are economically tied to countries outside of the U.S.). The Fund’s strategies rely on leverage, with most of the Fund’s leverage exposure coming from short positions and futures.

Event-driven opportunities in which the Fund may consider include: initial and seasoned equity offerings; extraordinary corporate transactions such as mergers, spin-offs, recapitalizations, tender offers, or other restructurings; upcoming critical dates for launches of new products; regulatory changes; analysts meetings; earnings announcements; covenant issues; bankruptcies; corporate reorganizations; shareholder activism; and significant management and external changes that dramatically change the firm’s profit margins. The Fund seeks to invest in transactions with an identifiable event period and calculable rates of return based on the Adviser’s appraisal of the “event-dynamics”, which are discussed below.

The Adviser seeks to capture the price difference between a security’s current market price and its post-event anticipated value. To construct the Fund’s portfolio, the Adviser uses a proprietary event identification model to identify investment opportunities and determine each position’s structure, size, and risks. The Adviser considers the following factors in its model:

• a specific event or catalyst with a predefined time-horizon;

• fundamental and risk analyses to determine an investment’s market value, rate of return, and risk; and

• the availability of investments that allow the Adviser to construct a position in the Fund’s portfolio that limits downside risk.

The Adviser uses these factors to create a system by which it assigns high reward/low risk investments the highest proportional allocation of the Fund’s assets. Each position has a predefined risk level and the Adviser manages the portfolio’s overall risk exposure through the allocation process. Additionally, the Adviser will reduce risk by employing certain hedging strategies such as short positions, options, futures, and other derivatives. The Fund may hedge a portion or all of its interest rate risk with foreign currency forward contracts (“forwards”). The Fund may also seek to manage volatility with derivatives.

The Fund may sell investments to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund’s portfolio. The Fund’s investment strategy is predicated on tracking events and catalysts, and as such, it will enter or exit positions when such events or catalysts are complete or fail to occur as anticipated.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be complete investment program. The principal risks of an investment in the Fund are generally described below.

Arbitrage and Event Risk. Employing arbitrage and event strategies involves the risk that anticipated opportunities may not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

• Initial Public Offering (“IPO”) and Seasoned Equity Offerings (“SEO”) Risk. Securities issued in IPOs have no trading history, and information about the companies may be available only for very limited periods. In addition, the prices of securities sold in IPOs or SEOs may be highly volatile.

Derivatives Risk. The use of derivative instruments (e.g., such as forwards and futures) requires special skills and knowledge of investment techniques that are different from those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. Derivative instruments may be difficult to value and subject to wide swings in valuation caused by changes in the value of the underlying asset. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return. In addition, the Fund’s use of derivatives creates economic leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

• Counterparty Risk. The Fund’s investment in derivatives involves the risks that the counterparty will default on its obligation to pay the Fund.

• Forwards Risk. Forwards are agreements to buy or sell a specific currency at a future date and at a price set in the future. Forwards are a type of derivative instrument that are individually negotiated and privately traded. Although forwards may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on forwards may substantially exceed the amount invested in these instruments.

• Futures Risk. The loss that may be incurred in futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s Net Asset Value (“NAV”). Additionally, because of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement on each futures contract. Futures transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Equity Securities Risk. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

• Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

• Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its NAV. This difference in price may be because the supply and demand in the market for ETF shares is not always identical to the supply and demand for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. Certain securities comprising the indices tracked by the ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Event-Driven Strategies Risk. Generally, the success of event-driven strategies depends on the success of the prediction of whether the anticipated corporate event occurs or is consummated. Investing in companies in anticipation of an event carries the risk that the event may not happen or may take considerable time to unfold, it may happen in modified or conditional form, or the market may react differently than expected for the event, in which case the Fund may experience loss or fail to achieve the full results expected.

Foreign Investments Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign markets can be volatile. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks such as differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

• Currency Risk. The value of the Fund’s foreign investments, as measured in U.S. dollars, is affected by changes in currency exchange rates and exchange control regulations. As a result, the Fund’s exposure to foreign currencies may reduce its returns. Trading of foreign currencies also includes the risk of clearing and settling trades, which, if prices are volatile, may be difficult.

• Depositary Receipts Risk. Depositary Receipts, including ADRs, are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Hedging Transactions Risk. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, and its ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).

High Portfolio Turnover Risk. To the extent that the Fund makes investments on a shorter-term basis (including in derivative instruments and instruments with a maturity of one year or less at the time of acquisition), the Fund will likely trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Leverage Risk. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis, or purchasing derivative instruments, the Fund has the risk of magnified capital losses from losses affecting the underlying asset. Leverage may involve the creation of a liability that requires the Fund to pay interest. As a result of these risks, the NAV of the Fund employing leverage will be more volatile and sensitive to market movements.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell at their fair value. Investments in derivatives, foreign investments, restricted securities, and small- and mid-cap securities tend to involve greater liquidity risk.

Market Risk. The market value of the securities and derivatives in the Fund’s portfolio may fluctuate resulting from factors affecting an individual company, a market sector, or other factors such as changing economic, political, or overall financial market conditions. Moreover, changing economic, political, or overall financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in such country or geographic region.

New Fund and Manager Risk. The Fund is new and has no operating history. In addition, although the Adviser has experience managing other investment vehicles with similar strategies, it has no experience managing a mutual fund prior to the Fund. Accordingly, investors in the Fund bear the risk that the Adviser may not be successful in implementing the Fund’s investment strategy or growing the Fund to an economically viable size.

Preferred Stock and Warrants Risks. In addition to equity risk, preferred stocks are subject to risks similar to debt securities, such as interest rate and credit risk. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Quantitative Model Risk. The Adviser uses a proprietary quantitative model that may be subject to programming errors, poor data sets, and disruptions or obsolesce in technology.

Sector Risk. The Fund’s investment strategy may result in the Fund having significant over or under exposure to certain industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or market sector.

Short Sales Risk. Short sales in securities that the Fund does not own expose it to the risks associated with those securities, and, therefore, such positions are speculative. The Fund may incur a loss because of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. Short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment.

Strategy Risk. The value of the Fund’s portfolio depends on the judgment of the Adviser about the quality, relative yield, value, or market trends affecting a particular security, industry, sector, country, or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in meeting the Fund’s investment objective or increase the value of the Fund’s shares.

Tax Risk. The Fund’s investments and investment strategies, including transactions in derivatives, may be subject to special and complex federal income tax provisions, the effect of which may limit the allowance of or convert the classification of certain losses or deductions; accelerate income to the Fund; subject the Fund to higher tax rates; or change the classification of the Fund’s income. In addition, it is possible that some or a substantial portion of the gains distributed may be categorized as short-term capital gains, which are subject to higher tax rates and long-term capital gains.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods. This may cause the Fund’s net asset value per share to experience significant increases or declines in value.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-594-0006.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a full calendar year of performance to report.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-594-0006
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Castlemaine Event Driven Fund | Castlemaine Event Driven Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNEVX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.24%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend expense on securities sold short	rr_Component1OtherExpensesOverAssets	0.56%	[3]
Brokerage expenses on securities sold short	rr_Component2OtherExpensesOverAssets	0.13%	[3]
Other operating expenses	rr_Component3OtherExpensesOverAssets	11.06%	[3]
Total Other Expenses	rr_OtherExpensesOverAssets	11.75%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.04%
Less Management Fee Reductions and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(10.81%)	[4]
Total Annual Fund Operating Expenses After Fee Reductions and Expense Reimbursements	rr_NetExpensesOverAssets	2.23%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 226
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 697
Castlemaine Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Castlemaine Long/Short Fund Summary
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Castlemaine Long/Short Fund (the “Fund”) seeks capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate. Due to its investment strategy, the Fund expects to have a high turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by primarily investing in long and short positions in equity securities of both U.S. and foreign issuers (i.e., issuers that are economically tied to countries outside of the U.S.). The Fund’s securities investments include common stocks, other investment companies such as exchange-traded funds (“ETFs”), and depositary receipts such as American Depositary Receipts (“ADRs”). The Fund will typically hedge its currency exposure through foreign currency forward contracts (“forwards”). The Fund may also invest in options and futures on securities. The Fund’s strategies rely on leverage, with most of the Fund’s leverage exposure coming from short positions, forwards, and futures. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in long and short positions, including individual securities and derivatives. The Fund may also focus on sectors, although these sectors may change over time.

The Adviser allocates the Fund’s assets among different asset classes and markets using a top-down risk-allocation approach to portfolio construction. The Fund's asset allocation is derived from the Adviser’s view on global macroeconomic factors such as central bank interest rate policies, economic growth, equity market risk factors, and political risks. The Adviser uses these factors to determine overall gross and net exposure to various assets and markets. The investment selection process is not limited to fundamental security considerations, but the Adviser takes long positions in companies and sectors that are increasing cash flow, improving operating margins, or growing top-line revenues, while taking short positions in those companies and sectors exhibiting a negative trend in the aforementioned fundamental factors. Usually, the Fund’s diversified portfolio will normally be net long (i.e., the market value of the Fund’s long positions will be greater than the market value of the Fund’s short positions), but it may at times invest all of its assets in short positions. This investment latitude allows the Adviser the flexibility in balancing the risk and return profile of the Fund during bull markets (rising asset prices) and bear markets (falling asset prices).

The Fund may sell investments to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund’s portfolio.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be complete investment program. The principal risks of an investment in the Fund are generally described below.

Asset Allocation Risk. The Fund invests in a broad array of asset classes and may allocate assets to underperforming asset classes. For example, the Fund may be overweight in a certain asset class when that asset class’ market is falling and the markets for other asset classes are rising.

Derivatives Risk. The use of derivative instruments (e.g., forwards, futures, and options) requires special skills and knowledge of investment techniques that are different from those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. Derivative instruments may be difficult to value and subject to wide swings in valuation caused by changes in the value of the underlying asset. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

In addition, the Fund’s use of derivatives creates economic leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

• Counterparty Risk. The Fund’s investment in derivatives involves the risks that the counterparty will default on its obligation to pay the Fund.

• Forwards Risk. Forwards are agreements to buy or sell a specific currency at a future date and at a price set in the future. Forwards are a type of derivative instrument that are individually negotiated and privately traded. Although forwards may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on forwards may substantially exceed the amount invested in these instruments.

• Futures Risk. The loss that may be incurred in futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s Net Asset Value (“NAV”). Additionally, because of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement on each futures contract. Futures transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

• Options Risk. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Equity Securities Risk. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

• Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

• Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its NAV. This difference in price may be because the supply and demand in the market for ETF shares is not always identical to the supply and demand for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. Certain securities comprising the indices tracked by the ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Foreign Investments Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign markets can be volatile. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks such as differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

• Currency Risk. The value of the Fund’s foreign investments, as measured in U.S. dollars, is affected by changes in currency exchange rates and exchange control regulations. As a result, the Fund’s exposure to foreign currencies may reduce its returns. Trading of foreign currencies also includes the risk of clearing and settling trades, which, if prices are volatile, may be difficult.

• Depositary Receipts Risk. Depositary Receipts, including ADRs, are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

High Portfolio Turnover Risk. To the extent that the Fund makes investments on a shorter-term basis (including in derivative instruments and instruments with a maturity of one year or less at the time of acquisition), the Fund will likely trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Leverage Risk. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The NAV of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk.

Market Risk. The market value of the securities and derivatives in the Fund’s portfolio may fluctuate resulting from factors affecting an individual company, a market sector, or other factors such as changing economic, political, or overall financial market conditions. Moreover, changing economic, political, or overall financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in such country or geographic region.

New Fund and Manager Risk. The Fund is new and has no operating history. In addition, although the Adviser has experience managing other investment vehicles, it has no experience managing an open-end mutual fund prior to the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size.

Sector Risk. The Fund’s investment strategy may result in the Fund having significant over or under exposure to certain industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or market sector.

Short Sales Risk. Short sales in securities that the Fund does not own expose it to the risks associated with those securities, and, therefore, such positions are speculative. The Fund may incur a loss because of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. Short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment.

Strategy Risk. The value of the Fund’s portfolio depends on the judgment of the Adviser about the quality, relative yield, value, or market trends affecting a particular security, industry, sector, country, or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in meeting the Fund’s investment objective or increasing the value of the Fund’s shares.

Tax Risk. The Fund’s investments and investment strategies, including transactions in derivatives, may be subject to special and complex federal income tax provisions, the effect of which may limit the allowance of or convert the classification of certain losses or deductions; accelerate income to the Fund; subject the Fund to higher tax rates; or change the classification of the Fund’s income. In addition, it is possible that some or a substantial portion of the gains distributed may be categorized as short-term capital gains, which are subject to higher tax rates and long-term capital gains.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods. This may cause the Fund’s NAV per share to experience significant increases or declines in value.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-594-0006.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a full calendar year of performance to report.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-594-0006
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Castlemaine Long/Short Fund | Castlemaine Long/Short Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNLSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.24%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend expense on securities sold short	rr_Component1OtherExpensesOverAssets	0.68%	[5]
Brokerage expenses on securities sold short	rr_Component2OtherExpensesOverAssets	0.15%	[5]
Other operating expenses	rr_Component3OtherExpensesOverAssets	11.99%	[5]
Total Other Expenses	rr_OtherExpensesOverAssets	12.82%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.11%
Less Management Fee Reductions and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(11.74%)	[6]
Total Annual Fund Operating Expenses After Fee Reductions and Expense Reimbursements	rr_NetExpensesOverAssets	2.37%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 240
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 739
Castlemaine Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Castlemaine Market Neutral Fund Summary
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Castlemaine Market Neutral Fund (the “Fund”) seeks total return, consisting of income and capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate. Due to its investment strategy, the Fund expects to have a high turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by using a market neutral strategy, which the Fund defines as a strategy that attempts create a portfolio that has a low correlation to the fluctuation in the general U.S. equity markets. The Adviser seeks to implement this strategy by investing in long and short positions of equity securities and options on securities.

The Adviser will allocate the Fund’s assets among different asset classes and markets using a top-down risk-allocation approach to portfolio construction. The Fund’s asset allocation is derived from the Adviser’s view on global macroeconomic factors such as central bank interest rate policies, economic growth, equity market risk factors, and political risks. The Adviser uses these factors to determine overall gross and net exposure to various assets and markets. The Adviser generally seeks to build a portfolio of offsetting investments where securities are paired with other securities that often exhibit a high negative correlation of price movement. Therefore, as the value of securities markets increase (or decrease), the value of the paired asset will inversely decrease (or increase), which generates a market-neutral return. The Fund’s portfolio will alternate between net long (i.e., the market value of the Fund’s long positions will be greater than the market value of the Fund’s short positions) and net short (i.e., the market value of the Fund’s short positions will be greater than the market value of the Fund’s long positions) exposure depending on market conditions. This investment latitude allows the Adviser to have the flexibility in balancing the risk and return profile of the Fund.

Long and Short Securities Strategy. The Fund primarily invests in both long and short positions in equity securities of both U.S. and foreign issuers (i.e., issuers that are economically tied to countries outside of the U.S.), including issuers from emerging markets. The Fund’s securities investments include common stocks, other investment companies such as exchange-traded funds (“ETFs”), and depositary receipts such as American Depositary Receipts (“ADRs”). Additionally, The Fund will typically hedge its currency exposure through foreign currency forward contracts (“forwards”). The Fund may invest in issuers of any size and it may focus on economic sector; although the sectors that the Fund focuses on may change over time. The Fund’s strategies rely on leverage, with most of the Fund’s leverage exposure coming from short positions and forwards.

Options on Securities Strategy. The Fund will also write (sell) call and put options on equity indexes or ETFs, including covered call and put options. The Fund may sell call options on broad-based or sector-specific U.S. and foreign securities. The Fund may also buy put options, on both individual securities and indices, to help protect it from potential market declines.

The Fund may sell investments to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund’s portfolio.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be complete investment program. The principal risks of an investment in the Fund are generally described below.

Asset Allocation Risk. The Fund invests in a broad array of asset classes and may allocate assets to that underperforming asset classes. For example, the Fund may be overweight in a certain asset class when that asset class’ market is falling and the markets for other asset classes are rising.

Derivatives Risk. The use of derivative instruments (e.g., forwards and options) requires special skills and knowledge of investment techniques that are different from those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. Derivative instruments may be difficult to value and subject to wide swings in valuation caused by changes in the value of the underlying asset. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

In addition, the Fund’s use of derivatives creates economic leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

• Counterparty Risk. The Fund’s investment in derivatives involves the risks that the counterparty will default on its obligation to pay the Fund.

• Forwards Risk. Forwards are agreements to buy or sell a specific currency at a future date and at a price set at the time of the transaction. Forwards are a type of derivative instrument that are individually negotiated and privately traded agreements. Although forwards may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on forwards may substantially exceed the amount invested in these instruments.

• Options Risk. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Equity Securities Risk. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

• Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

• Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be because the supply and demand in the market for ETF shares is not always identical to the supply and demand for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. Certain securities comprising the indices tracked by the ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Foreign Investments Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign markets can be volatile. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks such as differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries.

• Currency Risk. The value of the Fund’s foreign investments, as measured in U.S. dollars, is affected by changes in currency exchange rates and exchange control regulations. As a result, the Fund’s exposure to foreign currencies may reduce its returns. Trading of foreign currencies also includes the risk of clearing and settling trades, which, if prices are volatile, may be difficult.

• Depositary Receipts Risk. Depositary Receipts are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

• Emerging Markets Risk. Investments in emerging markets involve all of the risks of foreign investments (see below), and have additional risks. The markets of developing countries have been more volatile than the markets of developed countries. Many emerging markets companies are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems.

High Portfolio Turnover Risk. To the extent that the Fund makes investments on a shorter-term basis (including in derivative instruments and instruments with a maturity of one year or less at the time of acquisition), the Fund will likely trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Leverage Risk. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments, the Fund has the risk of magnified capital losses from losses affecting the underlying asset. Leverage may involve the creation of a liability that requires the Fund to pay interest. As a result of these risks, the NAV of the Fund employing leverage will be more volatile and sensitive to market movements.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell at their fair value. Investments in derivatives, foreign investments, restricted securities, and small- and mid-cap securities tend to involve greater liquidity risk.

Market Neutral Strategy Risk. The Fund’s “market neutral” investment strategy may not be successful in limiting expose to the equity markets as a whole or in generating any income. The Fund’s use of long positions in combination with short sales and options may not be successful and may result in greater losses or lower returns than if the Fund held only long positions. When there is a bull market (i.e., most equity securities are increasing in value), the Fund is expected to underperform the market due in part to the Fund’s short positions, which will likely lose money.

Market Risk. The market value of the securities and derivatives in the Fund’s portfolio may fluctuate resulting from factors affecting an individual company, a market sector, or other factors such as changing economic, political, or overall financial market conditions. Moreover, changing economic, political, or overall financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in such country or geographic region.

New Fund and Manager Risk. The Fund is new and has no operating history. In addition, although the Adviser has experience managing other investment vehicles with substantially similar strategies, it has no experience managing a mutual fund prior to the Fund. Accordingly, investors in the Fund bear the risk that the Adviser may not be successful in implementing the Fund’s investment strategy or growing the Fund to an economically viable size.

Short Sales Risk. Short sales in securities that the Fund does not own expose it to the risks associated with those securities, and, therefore, such positions are speculative. The Fund may incur a loss because of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. Short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment.

Tax Risk. The Fund’s investments and investment strategies, including transactions in derivatives, may be subject to special and complex federal income tax provisions, the effect of which may limit the allowance of or convert the classification of certain losses or deductions; accelerate income to the Fund; subject the Fund to higher tax rates; or change the classification of the Fund’s income. In addition, it is possible that some or a substantial portion of the gains distributed may be categorized as short-term capital gains, which are subject to higher tax rates and long-term capital gains.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-594-0006.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a full calendar year of performance to report.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-594-0006
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Castlemaine Market Neutral Fund | Castlemaine Market Neutral Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNMNX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.24%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend expense on securities sold short	rr_Component1OtherExpensesOverAssets	0.90%	[7]
Brokerage expenses on securities sold short	rr_Component2OtherExpensesOverAssets	0.20%	[7]
Other operating expenses	rr_Component3OtherExpensesOverAssets	11.54%	[7]
Total Other Expenses	rr_OtherExpensesOverAssets	12.64%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.93%
Less Management Fee Reductions and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(11.29%)	[8]
Total Annual Fund Operating Expenses After Fee Reductions and Expense Reimbursements	rr_NetExpensesOverAssets	2.64%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 267
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 820
Castlemaine Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Castlemaine Multi-Strategy Fund Summary
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Castlemaine Multi-Strategy Fund (the “Fund”) seeks capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by using a flexible allocation strategy that includes both direct investments in securities and investments in affiliated and unaffiliated investment companies, including mutual funds, closed-end funds, and exchange-traded funds (“ETFs”), that employ various investment strategies as discussed below. Typically, Fund’s portfolio will consist of about 50% of its net assets invested in affiliated funds (i.e., investment companies advised by the Adviser), including Castlemaine Emerging Markets Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and other funds that may be managed by the Adviser in the future. The balance of the Fund’s portfolio will normally be invested in unaffiliated funds and directly in equity securities that provide exposure to other strategies. The Adviser may change the Fund’s target allocation between strategies and between affiliated fund and unaffiliated funds (including adding or deleting funds) without prior approval or notice to shareholders.

In implementing its investment strategy, the Fund will rely on Section 12(d)(1)(G) and Rule 12d1-2 under the Investment Company Act of 1940, as amended (the “1940 Act”). Section 12(d)(1)(G) and Rule 12d1-2 impose certain investment limitations on the Fund’s investment in affiliated funds and generally limit the Fund’s investments to affiliated funds, certain types of unaffiliated funds, government securities, short-term paper, securities, and money market funds.

Fund-of-Funds Strategy. Through the “fund-of-funds” strategy, the Fund seeks a portfolio of underlying investment companies that are intended to provide the optimal mix of performance and volatility. The Adviser normally will allocate the Fund’s fund-of-funds assets across four or more of the following strategies:

• Long/Short Equity – The Fund invest in both the long and short sides of equity markets.

• Event Driven – The Fund will seek to profit from the price difference between a security’s current market price and the anticipated value to be delivered through the successful completion of an extraordinary corporate transaction or other event such as a merger, spin-off, recapitalization, tender offer, or other restructurings.

• Market Neutral – The Fund will seek to profit from exploiting pricing relationships between different equities, bonds, or other related securities while typically hedging exposure to overall equity market movements.

• Emerging Markets Long/Short – The Fund will invest in both the long and short sides of securities of issuers that are economically tied to emerging markets.

• Macro-Risk Parity - This strategy will invest globally across stocks, bonds, currencies, and commodities. It will allocate smaller amounts of capital to riskier assets and larger amounts of capital to less risky assets. Unlike a traditional portfolio that seeks investment diversification by invested capital, this strategy will seek an investment allocation that targets a specific level of volatility or risk.

• Global Macro - This strategy will seek to profit from investing in changes in currencies, commodity prices, debt and equity securities, and market volatility in global economies and asset classes.

• Unconstrained Bonds - This strategy invests across a broad range of global debt sectors with a goal of generating income while preserving capital. Interest rate risk will be dynamically monitored and portfolio duration will vary and could be negative at times. This strategy will invest across the entire credit spectrum from highly-rated government obligations to below-investment-grade bonds (also known as “junk bonds”). This strategy may invest in derivatives such as forwards, futures, options, and swaps, including credit default swaps. The derivative investments may allow the strategy to obtain long or short exposures to select currencies, interest rates, countries, duration, or credit risks.

• Managed Futures - This strategy will invest across a broad range of listed futures contracts and options.

• Convertible Arbitrage - This strategy will invest in convertible securities, short positions on equity securities, and listed options on equity securities. This strategy seeks to find technical or fundamental mispricing by identifying changes in credit ratings or the volatility profile of the underlying securities.

• Capital Structure Arbitrage - This strategy seeks to generate returns through a portfolio of offsetting investments where securities are paired with other securities that often exhibit a high negative correlation of price movement. Therefore, as the value of securities markets increase (or decrease), the value of the paired asset will inversely decrease (or increase), which generate a market-neutral return.

Direct Investment Strategy. The Fund may also make direct investments in both long and short positions in equity securities of domestic and foreign issuers (i.e., those issuers that are economically tied to a foreign market), including issuers from emerging markets. The types of equity securities in with the Fund may make direct investments include common stocks, depositary receipts, and options on these securities. The Fund’s direct investment strategy will seek to gain exposure to investment strategies other than those listed above, or to reduce the Fund’s portfolio risk by employing hedging strategies, particularly for interest rate risk. The Fund may invest in issuers of any size. The Fund expects to use leverage, which will vary and is expected to be used for investment exposure and risk management; most of the Fund’s leverage exposure will come from short positions and forwards.

Since under normal market conditions a significant majority of the Fund’s assets will be invested in affiliated and unaffiliated investment companies, the Fund is a “fund-of-funds”. The term “fund of funds” is typically used to describe mutual funds, such as the Fund, who primary investment strategy involves investment in other investment companies. The Fund may sell investments to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund’s portfolio.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be complete investment program. The principal risks of an investment in the Fund are generally described below.

Asset Allocation Risk. The Fund invests in a broad array of asset classes and may allocate assets to that underperforming asset classes. For example, the Fund may be overweight in a certain asset class when that asset class’ market is falling and the markets for other asset classes are rising.

Equity Securities Risk. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

• Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

• Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be because the supply and demand in the market for ETF shares is not always identical to the supply and demand for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. Certain securities comprising the indices tracked by the ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Foreign Investments Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign markets can be volatile. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks such as differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries. ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

• Currency Risk. The value of the Fund’s foreign investments, as measured in U.S. dollars, is affected by changes in currency exchange rates and exchange control regulations. As a result, the Fund’s exposure to foreign currencies may reduce its returns. Trading of foreign currencies also includes the risk of clearing and settling trades, which, if prices are volatile, may be difficult.

• Depositary Receipts Risk. Depositary Receipts, including ADRs, are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

• Emerging Markets Risk. Investments in emerging markets involve all of the risks of foreign investments (see below), and have additional risks. The markets of developing countries are generally more volatile than the markets of developed countries. Many emerging markets companies are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems.

Fund-of-Funds Structure Risk. The Fund’s investment strategy is subject to the limitations on the types of securities the Fund is allowed to invest in under the 1940 Act, including the limitations under Section 12(d)(1)(G) and Rule 12d1-2, as discussed above. These limitations may restrict the ability of the Fund to invest in certain investments that other investment companies can invest in or that the Adviser would otherwise wish to purchase for the Fund.

In addition, investments in ETFs and other investment companies (e.g., open end and closed end mutual funds) subject the Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, under the 1940 Act, the Fund is subject to restrictions that may limit the amount of any particular ETF or other investment company that the Fund may own. Further, the Fund is indirectly subject to the risks associated with the types of investments being made by underlying ETF or other investment company in which the Fund may invest, such as:

• Underlying Equity Funds Risk. Underlying equity funds are subject to the risk that stock prices will fall (or rise for short positions) due to an issuer’s performance or economic trends or developments that affect the issuer’s industry or sector. Such price changes may result in a decline the value of the underlying fund’s shares. The risks of investing in underlying equity funds include risks specific to their investment strategies, such as investment-style risk and specific market capitalization risks.

• Underlying Debt Funds Risk. The prices of an underlying debt fund’s securities are affected by economic trends and developments, particularly interest rate changes, as well as investor perceptions on the creditworthiness of individual issuers, including governments. In addition to interest rate risk, other principal risks of underlying debt funds include call risk, credit quality risk, and liquidity risk.

• Underlying Liquid Alternative Funds Risk. Underlying liquid alternative funds invest in equity and debt securities, along with derivatives, such as forwards, futures, options, or swaps. The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in securities. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy. An underlying fund may not fully benefit from or may lose money on derivative investments.

Leverage Risk. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis, the Fund has the risk of magnified capital losses from losses affecting the underlying asset. Leverage may involve the creation of a liability that requires the Fund to pay interest. As a result of these risks, the NAV of the Fund employing leverage will be more volatile and sensitive to market movements.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell at their fair value. Investments in foreign investments, restricted securities, and small- and mid-cap securities tend to involve greater liquidity risk.

Options Risk. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Market Risk. The market value of the securities in the Fund’s portfolio may fluctuate resulting from factors affecting an individual company, a market sector, or other factors such as changing economic, political, or overall financial market conditions. Moreover, changing economic, political, or overall financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in such country or geographic region.

New Fund and Manager Risk. The Fund is new and has no operating history. In addition, although the Adviser has experience managing other investment vehicles with substantially similar strategies, it has no experience managing a mutual fund prior to the Fund. Accordingly, investors in the Fund bear the risk that the Adviser may not be successful in implementing the Fund’s investment strategy or growing the Fund to an economically viable size.

Tax Risk. The Fund’s investments and investment strategies, including transactions that may be subject to special and complex federal income tax provisions, the effect of which may limit the allowance of or convert the classification of certain losses or deductions; accelerate income to the Fund; subject the Fund to higher tax rates; or change the classification of the Fund’s income. In addition, it is possible that some or a substantial portion of the gains distributed may be categorized as short-term capital gains, which are subject to higher tax rates and long-term capital gains.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-594-0006.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a full calendar year of performance to report.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-594-0006
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Castlemaine Multi-Strategy Fund | Castlemaine Multi-Strategy Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNMSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.24%	[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend expense on securities sold short	rr_Component1OtherExpensesOverAssets	0.23%	[10]
Brokerage expenses on securities sold short	rr_Component2OtherExpensesOverAssets	0.05%	[10]
Other operating expenses	rr_Component3OtherExpensesOverAssets	10.88%	[10]
Total Other Expenses	rr_OtherExpensesOverAssets	11.16%	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.04%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.44%
Less Management Fee Reductions and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(11.13%)	[11]
Total Annual Fund Operating Expenses After Fee Reductions and Expense Reimbursements	rr_NetExpensesOverAssets	2.31%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 234
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 721

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[2]	Castlemaine LLC (the "Adviser") has contractually agreed, until December 31, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs; taxes; interest; acquired fund fees and expenses; costs to organize the Fund; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business and amounts; if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to 1.49% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such reductions and reimbursements were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the reduction or reimbursement were incurred. Prior to December 31, 2018, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.
[3]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[4]	Castlemaine LLC (the "Adviser") has contractually agreed, until December 31, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs; taxes; interest; acquired fund fees and expenses; costs to organize the Fund; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business and amounts; if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to 1.49% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such reductions and reimbursements were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the reduction or reimbursement were incurred. Prior to December 31, 2018, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.
[5]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[6]	Castlemaine LLC (the "Adviser") has contractually agreed, until December 31, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs; taxes; interest; acquired fund fees and expenses; costs to organize the Fund; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business and amounts; if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to 1.49% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such reductions and reimbursements were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the reduction or reimbursement were incurred. Prior to December 31, 2018, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.
[7]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[8]	Castlemaine LLC (the "Adviser") has contractually agreed, until December 31, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs; taxes; interest; acquired fund fees and expenses; costs to organize the Fund; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business and amounts; if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to 1.49% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such reductions and reimbursements were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the reduction or reimbursement were incurred. Prior to December 31, 2018, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.
[9]	The Fund will not be subject to a management fee on that portion of the Fund's net assets invested in other investment companies advised by the Adviser. The portion of the Fund invested in other investments (investments other than investments in investment companies advised by the Adviser) will be subject to a management fee of 1.24%.
[10]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[11]	Castlemaine LLC (the "Adviser") has contractually agreed, until December 31, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs; taxes; interest; acquired fund fees and expenses; costs to organize the Fund; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business and amounts; if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to 0.99% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such reductions and reimbursements were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the reduction or reimbursement were incurred. Prior to December 31, 2018, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.